Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Contributions and Contributions Receivable

Contributions and Contributions Receivable

The contributions are recorded on the accrual method of accounting. Contributions receivable are obligations arising from amounts owed to the Plan that have not been included in the Plan's investments at year end. Employee contributions, and any related Company matching contributions, are recorded when the contributions are withheld from compensation. Profit-sharing are recorded in the period that the related compensation was paid to the participant.

Use of Estimates

Use of Estimates

The preparation of the Plan’s financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for Plan benefits and the changes in net assets available for Plan benefits and, when applicable, the disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation

Investment Valuation

The Plan’s investments are reflected at fair value. Fair value is defined as the price that would be (i) received to sell an asset, or (ii) paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date in the principal or most advantageous market for the asset or liability. Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.

The Plan’s management follows ASC 820, Fair Value Measurements and Disclosures, which established a three-tiered hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including:

1.
Quoted prices for similar assets or liabilities in active markets.
2.
Quoted prices for identical or similar assets or liabilities in inactive markets.
3.
Inputs other than quoted prices that are observable for the assets or liabilities (including volatilities).
4.
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 inputs are unobservable for the asset or liability (including the entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability) and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Plan’s interest in the Master Trust at December 31, 2025 and 2024 is presented at fair value, which has been determined based on the fair value of the underlying investments of the Master Trust.

Plan management uses the following methods and significant assumptions to estimate fair value of investments. There have been no changes in the methodologies used at December 31, 2025 and 2024.

The investments held by the Master Trust are valued as follows:

Mutual funds: Valued at the net asset value (“NAV”) of shares held by the plan at year end, which is obtained from an active market.

Collective trust funds: Valued at the NAV of units of each bank collective trust. The NAV is used as a practical expedient to estimate fair value. The NAV, as provided by the Trustee, is based on the fair value of the underlying investments held by the funds less their liabilities. As of December 31, 2025 and 2024, there is no intention to sell or otherwise dispose of the investments in collective trust funds at prices different than their respective NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a collective trust, the investment advisor generally reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations would be carried out in an orderly business manner.

Common stock: Valued at the closing price reported on the active market on which the security is traded.

Self-directed brokerage accounts: Valued based on the underlying holdings which consist of similar investment types as those investments described above. The valuation is consistent and in accordance with the valuation methods described above.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements at the reporting date.

See Note D – Interest in Master Trust for the investments held in the Master Trust as of December 31, 2025 and 2024, by level within the fair value hierarchy.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Income Recognition

Income Recognition

Security transactions are accounted for on the trade-date basis. Dividend income is accrued on the ex- dividend date. Interest income is recorded on the accrual basis. Net realized and unrealized appreciation/depreciation, along with dividend income and interest income (excluding interest income on notes receivables from participants) are recorded in the accompanying statements of changes in net assets available for benefits as change in Plan’s interest in Master Trust. In addition, the Plan permits participants to have their proportional interest in dividends paid on stock held in the Fortune Brands Common Stock Fund either distributed to them in cash or reinvested in that fund.

Benefits Paid to Participants	Benefits Paid to Participants Distributions and withdrawals are recorded when paid.
Administrative Expenses

Administrative Expenses

Certain investment expenses incurred by the Plan are netted against earnings prior to allocation to participant accounts and are recorded in the accompanying statements of changes in net assets available for benefits as change in Plan’s interest in Fortune Brands Innovations Inc. Defined Contribution Master Trust. Participants’ accounts are directly charged for certain administrative expenses and any remaining expenses incurred are paid directly by the Plan’s suspense account. Expenses that are paid by the Company are excluded from these financial statements.